Exhibit 99.09

3375_AVNHT 2026-HE1_Final_7-22-26

Run Date - 7/22/2026 9:30:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
PLAN APR	0	2260	0.00%
PLAN ORIGINAL BALANCE	0	2260	0.00%
PLAN ORIGINAL TERM	0	2260	0.00%
PLAN START DATE	0	2260	0.00%